Performance Management - Corgi Money Market ETF	Oct. 14, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgiinvest.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgiinvest.com